PGIM S&P 500 Buffer 12 ETF - October
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Short-Term Investments 102.1%
Affiliated Mutual Fund 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $168,697)(wb)	168,697	$168,697
Options Purchased*~ 101.5%
(cost $27,689,878)		29,075,424

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.1% (cost $27,858,575)		29,244,121
Options Written*~ (2.0)%
(premiums received $1,067,627)		(577,808)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $26,790,948)		28,666,313
Liabilities in excess of other assets (0.1)%		(14,787)

Net Assets 100.0%		$28,651,526

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$6.66		392		39	$28,948,808
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$666.18		392		39	126,616
Total Options Purchased (cost $27,689,878)								$29,075,424
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	09/30/26	$755.51		392		39	$(536,648)
State Street SPDR S&P 500 ETF Trust	Put	09/30/26	$586.24		392		39	(41,160)
Total Options Written (premiums received $1,067,627)								$(577,808)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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